Related parties - Schedule of Transactions (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) executiveMember	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Related party transactions [abstract]
Number of executive members | executiveMember	5
Short-term employee benefits	SFr 2.1	SFr 1.9	SFr 1.8
Post-employment benefits	1.8	14.4	2.1
Share-based compensation	15.1	67.3	10.0
On Executive Team	SFr 19.0	SFr 83.6	SFr 13.9